Expenses for shipping activities and other expenses from operating activities - Voyage commissions and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Commissions paid	$ (14,778)	$ (8,014)	$ (12,748)
Bunkers	(131,089)	(84,614)	(98,761)
Other voyage related expenses	(29,320)	(26,180)	(13,921)
Total voyage expenses and commissions	$ (175,187)	$ (118,808)	$ (125,430)